BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and cash equivalents	$ 5,933,101	$ 4,880,195
Other assets	69,400	14,400
Assets	6,002,501	4,894,595
LIABILITIES
Accounts payable and accrued expenses	32,246	29,746
Accounts payable - affiliates	23,832,722	24,351,080
Capital contributions payable	91,360	91,360
Liabilities	23,956,328	24,472,186
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	(15,919,011)	(17,526,537)
General partner	(2,034,816)	(2,051,054)
Partners' capital (deficit)	(17,953,827)	(19,577,591)
Liabilities and Stockholders' Equity	6,002,501	4,894,595
Series Fifteen [Member]
ASSETS
Cash and cash equivalents	184,136	198,803
Other assets	0	0
Assets	184,136	198,803
LIABILITIES
Accounts payable and accrued expenses	1,246	1,246
Accounts payable - affiliates	3,943,793	3,805,724
Capital contributions payable	0	0
Liabilities	3,945,039	3,806,970
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	(3,401,105)	(3,249,896)
General partner	(359,798)	(358,271)
Partners' capital (deficit)	(3,760,903)	(3,608,167)
Liabilities and Stockholders' Equity	184,136	198,803
Series Sixteen [Member]
ASSETS
Cash and cash equivalents	264,550	360,565
Other assets	65,000	0
Assets	329,550	360,565
LIABILITIES
Accounts payable and accrued expenses	5,000	5,000
Accounts payable - affiliates	8,656,186	8,521,279
Capital contributions payable	50,008	50,008
Liabilities	8,711,194	8,576,287
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	(7,831,219)	(7,666,956)
General partner	(550,425)	(548,766)
Partners' capital (deficit)	(8,381,644)	(8,215,722)
Liabilities and Stockholders' Equity	329,550	360,565
Series Seventeen [Member]
ASSETS
Cash and cash equivalents	258,319	344,436
Other assets	4,400	4,400
Assets	262,719	348,836
LIABILITIES
Accounts payable and accrued expenses	18,500	18,500
Accounts payable - affiliates	6,830,975	7,003,068
Capital contributions payable	22,798	22,798
Liabilities	6,872,273	7,044,366
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	(6,122,681)	(6,207,797)
General partner	(486,873)	(487,733)
Partners' capital (deficit)	(6,609,554)	(6,695,530)
Liabilities and Stockholders' Equity	262,719	348,836
Series Eighteen [Member]
ASSETS
Cash and cash equivalents	231,682	164,525
Other assets	0	10,000
Assets	231,682	174,525
LIABILITIES
Accounts payable and accrued expenses	0	5,000
Accounts payable - affiliates	4,401,768	5,021,009
Capital contributions payable	18,554	18,554
Liabilities	4,420,322	5,044,563
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	(3,836,526)	(4,511,110)
General partner	(352,114)	(358,928)
Partners' capital (deficit)	(4,188,640)	(4,870,038)
Liabilities and Stockholders' Equity	231,682	174,525
Series Nineteen [Member]
ASSETS
Cash and cash equivalents	4,994,414	3,811,866
Other assets	0	0
Assets	4,994,414	3,811,866
LIABILITIES
Accounts payable and accrued expenses	7,500	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	7,500	0
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	5,272,520	4,109,222
General partner	(285,606)	(297,356)
Partners' capital (deficit)	4,986,914	3,811,866
Liabilities and Stockholders' Equity	$ 4,994,414	$ 3,811,866